OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease income	$ 8,857	$ 11,476	$ 13,887
Variable lease income	828	0	745
Total operating lease income	$ 9,685	$ 11,476	$ 14,632
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total operating revenues	Total operating revenues